Intangible assets, net (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ZHEJIANG TIANLAN [Member]
Amortization expense	¥ 229	¥ 235	¥ 246